ProShares MSCI Emerging Markets Dividend Growers ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	107 Months Ended
		May 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Dividend Masters Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.06%	(2.64%)	4.60%
MSCI Emerging Markets Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.50%	1.70%	7.21%
None
Prospectus [Line Items]
Average Annual Return, Percent			0.29%	(3.66%)	3.47%
Performance Inception Date		Jan. 25, 2016
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.75%	(3.90%)	3.09%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.74%	(2.34%)	2.99%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.